Employee Future Benefits	12 Months Ended
Dec. 31, 2019
Employee Future Benefits
Employee Future Benefits

18	Employee future benefits

AEZS Germany provides unfunded defined benefit pension plans and unfunded post-employment benefit plans for certain groups of employees. Provisions for pension obligations are established for benefits payable in the form of retirement, disability and surviving dependent pensions.

The unfunded defined benefit pension plans are final salary pension plans, which provide benefits to members (or to their surviving dependents) in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on the member’s length of service and on his or her base salary in the final years leading up to retirement. Current pensions vary in accordance with applicable statutory requirements, which foresee an adjustment every three years on an individual basis that is based on inflationary increases or in relation to salaries of comparable groups of active employees in the Company. An adjustment may be denied by the Company if the Company’s financial situation does not allow for an increase in pensions. These plans are unfunded, and the Company meets benefit payment obligations as they fall due.

The change in the Company’s accrued benefit obligations is summarized as follows:

	Pension benefit plans Years ended December 31,			Other benefit plans Years ended December 31,
	2019	2018	2017	2019	2018	2017
	$	$	$	$	$	$
Balances – Beginning of the year	13,100	14,145	13,197	105	84	217
Current service cost	41	66	107	8	6	14
Interest cost	239	224	237	2	1	3
Actuarial loss (gain) arising from changes in financial assumptions	1,068	(193)	(694)	(28)	19	(115)
Benefits paid	(483)	(492)	(485)	—	(2)	(66)
Impact of foreign exchange rate changes	(261)	(650)	1,783	(3)	(3)	31
Balances – End of the year	13,704	13,100	14,145	84	105	84
Amounts recognized:
In net loss	(280)	(290)	(344)	18	(26)	98
In other comprehensive (loss) income	(807)	843	(1,089)	(3)	3	(31)

The cumulative amount of actuarial net losses recognized in other comprehensive (loss) income as at December 31, 2019 is $5,143 ($4,084 as at December 31, 2018 and $4,277 as at December 31, 2017).

The significant actuarial assumptions applied to determine the Company’s accrued benefit obligations are as follows:

	Pension benefit plans			Other benefit plans
	Years ended December 31,			Years ended December 31,
Actuarial assumptions	2019	2018	2017	2019	2018	2017
	%	%	%	%	%	%
Discount rate	1.10	1.90	1.70	1.90	1.90	1.70
Pension benefits increase	1.50	1.80	1.80	1.50	1.80	1.80
Rate of compensation increase	2.00	2.00	2.00	2.00	2.00	2.00

The calculation of the pension benefit obligation is sensitive to the discount rate assumption. Throughout 2019, management has reduced the discount rate assumption on a quarterly basis from 1.9% at December 31, 2018 to 1.1% as at December 31, 2019.

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in Germany. These assumptions translate into an average remaining life expectancy in years for a pensioner retiring at age 65:

	2019	2018	2017
Retiring at the end of the reporting period:
Male	20	20	20
Female	24	24	24
Retiring 20 years after the end of the reporting period:
Male	28	28	22
Female	31	31	26

The most recent actuarial reports give effect to the pension and post-employment benefit obligations as at December 31, 2019. The next actuarial reports are planned for December 31, 2020.

In accordance with the assumptions used as at December 31, 2019, undiscounted defined pension benefits expected to be paid, in Euro, are as follows:

$
2020	456
2021	459
2022	462
2023	469
2024	478
Thereafter	12,583
14,907

The weighted average duration of the defined benefit obligation is 15.6 years.

Total expenses for the Company’s defined contribution plan in its German subsidiary amounted to approximately $54 for the year ended December 31, 2019 (2018 - $75 and 2017 - $119).

If variations in the following assumptions had occurred during 2018, the impact on the Company’s pension benefit obligation of $13,704 as at December 31, 2019 would have been as follows:

Assumption	Increase	Decrease

Change interest rate by 0.25%	(506)	538
Change salary rate by 0.25%	17	(17)
Change pension by 0.25%	391	(374)
Change mortality by 1 year	519	(518)